Borrowings and Lines of Credit (Long-Term Debt) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Document Fiscal Year Focus	2014
Debt Instrument, London Interbank Offered Rate	0.20%
Extinguishment Of Debt, Amount			$ 1,698,000,000
Loss on Extinguishment of Debt			(23,000,000)
Project financing obligations	147,000,000		86,000,000
Total principal long-term debt	19,500,000,000		19,643,000,000
Other long-term debt (including capitalized leases)‡	378,000,000	[1]	394,000,000	[1]
Other long-term debt (fair market value adjustments and discounts)‡	168,000,000	[1]	210,000,000	[1]
Total long-term debt	19,668,000,000		19,853,000,000
Less: current portion	1,796,000,000		112,000,000
Debt Percentage Bearing Variable Interest Rate	4.00%		5.00%
Long Term Debt Maturities Repayments Of Principal In Next Twelve Months	1,796,000,000
Long Term Debt Maturities Repayments Of Principal In Year Two	110,000,000
Long Term Debt Maturities Repayments Of Principal In Year Three	2,518,000,000
Long Term Debt Maturities Repayments Of Principal In Year Four	118,000,000
Long Term Debt Maturities Repayments Of Principal In Year Five	1,570,000,000
Long Term Debt Maturities Repayments Of Principal After Year Five	13,388,000,000
Multicurrency Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	May 23, 2019
Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Expiration Date	May 23, 2019
April 2014 Redemption Call [Member] [Domain]
Debt Instrument [Line Items]
Extinguishment Of Debt, Amount	188,000,000
Extinguishment of Debt, Announcement Date	Feb. 28, 2014
Extinguishment of Debt, Payment Date	Apr. 01, 2014
LIBOR plus 0.500% floating rate notes due 2015
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	500,000,000	[2]	500,000,000	[2]
Debt Instrument, Maturity Year Date	2015
Debt Instrument, Call Feature	The three-month LIBOR rate as of December 31, 2014 was approximately 0.2%
Debt Instrument, Interest Rate Terms	LIBOR plus 0.500%
Notes 4.875% Due 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,200,000,000	[3]	1,200,000,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Debt Instrument, Maturity Year Date	2015
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.290% Due 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	0	[1]	188,000,000	[1]
Debt Instrument, Interest Rate, Stated Percentage	6.29%
Debt Instrument, Maturity Year Date	2016
Debt Instrument, Call Feature	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 5.375% Due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,000,000,000	[3]	1,000,000,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	5.375%
Debt Instrument, Maturity Year Date	2017
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 1.800% Due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,500,000,000	[3]	1,500,000,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	1.80%
Debt Instrument, Maturity Year Date	2017
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.800% Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	99,000,000	[1]	99,000,000	[1]
Debt Instrument, Interest Rate, Stated Percentage	6.80%
Debt Instrument, Maturity Year Date	2018
Debt Instrument, Call Feature	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 6.125% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,250,000,000	[3]	1,250,000,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	6.125%
Debt Instrument, Maturity Year Date	2019
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 8.875% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	271,000,000		271,000,000
Debt Instrument, Interest Rate, Stated Percentage	8.875%
Debt Instrument, Maturity Year Date	2019
Notes 4.500% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,250,000,000	[3]	1,250,000,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Debt Instrument, Maturity Year Date	2020
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 4.875% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	171,000,000	[1]	171,000,000	[1]
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Debt Instrument, Maturity Year Date	2020
Debt Instrument, Call Feature	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 8.750% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	250,000,000		250,000,000
Debt Instrument, Interest Rate, Stated Percentage	8.75%
Debt Instrument, Maturity Year Date	2021
Notes 3.100% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	2,300,000,000	[3]	2,300,000,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	3.10%
Debt Instrument, Maturity Year Date	2022
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Junior Subordinated Notes 1.550% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,100,000,000	[4]	1,100,000,000	[4]
Debt Instrument, Interest Rate, Stated Percentage	1.55%
Debt Instrument, Maturity Year Date	2022
Debt Instrument, Call Feature	The junior subordinated notes are redeemable at our option, in whole or in part, on a date not earlier than August 1, 2017. The redemption price will be the principal amount, plus accrued and unpaid interest, if any, up to but excluding the redemption date. We may extend or eliminate the optional redemption date as part of a remarketing of the junior subordinated notes which could occur between April 29, 2015 and July 15, 2015 or between July 23, 2015 and July 29, 2015.
Notes 7.100% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	141,000,000	[1]	141,000,000	[1]
Debt Instrument, Interest Rate, Stated Percentage	7.10%
Debt Instrument, Maturity Year Date	2027
Debt Instrument, Call Feature	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 6.700% Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	400,000,000		400,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.70%
Debt Instrument, Maturity Year Date	2028
Notes 7.500% Due 2029 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	550,000,000	[3]	550,000,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Debt Instrument, Maturity Year Date	2029
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 5.400% Due 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	600,000,000	[3]	600,000,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	5.40%
Debt Instrument, Maturity Year Date	2035
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.050% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	600,000,000	[3]	600,000,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	6.05%
Debt Instrument, Maturity Year Date	2036
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.800% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	134,000,000	[1]	134,000,000	[1]
Debt Instrument, Interest Rate, Stated Percentage	6.80%
Debt Instrument, Maturity Year Date	2036
Debt Instrument, Call Feature	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 7.000% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	159,000,000	[1]	159,000,000	[1]
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Debt Instrument, Maturity Year Date	2038
Debt Instrument, Call Feature	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
Notes 6.125% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,000,000,000	[3]	1,000,000,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	6.125%
Debt Instrument, Maturity Year Date	2038
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 5.700% Due 2040 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	1,000,000,000	[3]	1,000,000,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	5.70%
Debt Instrument, Maturity Year Date	2040
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 4.500% Due 2042 [Member]
Debt Instrument [Line Items]
Debt Instrument, Carrying Amount	$ 3,500,000,000	[3]	$ 3,500,000,000	[3]
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Debt Instrument, Maturity Year Date	2042
Debt Instrument, Call Feature	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.

[1]	Includes notes and remaining fair market value adjustments that were assumed as a part of the Goodrich acquisition on July 26, 2012.
[2]	The three-month LIBOR rate as of December 31, 2014 was approximately 0.2%.
[3]	We may redeem the above notes, in whole or in part, at our option at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount of the notes to be redeemed or the sum of the present values of the remaining scheduled payments of principal and interest on the notes to be redeemed, discounted to the redemption date on a semiannual basis at the adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
[4]	The junior subordinated notes are redeemable at our option, in whole or in part, on a date not earlier than August 1, 2017. The redemption price will be the principal amount, plus accrued and unpaid interest, if any, up to but excluding the redemption date. We may extend or eliminate the optional redemption date as part of a remarketing of the junior subordinated notes which could occur between April 29, 2015 and July 15, 2015 or between July 23, 2015 and July 29, 2015.